Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.7%)
U.S. Government Securities (3.7%)
1	United States Treasury Note/Bond	1.500%	7/15/20	250,000	250,703
	United States Treasury Note/Bond	1.625%	10/15/20	250,000	251,680
	United States Treasury Note/Bond	2.000%	1/15/21	250,000	253,242
	United States Treasury Note/Bond	2.625%	7/15/21	100,000	102,938
Total U.S. Government and Agency Obligations (Cost $853,487)					858,563
Corporate Bonds (91.3%)
Finance (8.9%)
	Banking (2.4%)
2	BNP Paribas SA	6.750%	3/14/66	57,750	57,658
2	Credit Suisse AG	6.250%	12/31/50	163,170	167,168
2	ING Groep NV	6.875%	4/16/66	71,510	71,334
3	Intesa Sanpaolo SPA	5.017%	6/26/24	21,570	21,166
3	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	112,337
2	UBS Group AG	6.875%	3/22/66	114,390	113,589

	Finance Companies (4.0%)
2,3 AerCap Global Aviation Trust		6.500%	6/15/45	125,050	88,517
	Aircastle Ltd.	5.000%	4/1/23	33,700	31,846
	Aircastle Ltd.	4.125%	5/1/24	53,980	47,165
3	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	44,612
	CIT Group Inc.	5.000%	8/15/22	68,866	68,177
	CIT Group Inc.	5.000%	8/1/23	54,912	53,676
	CIT Group Inc.	4.750%	2/16/24	19,950	19,152
3	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	20,621
	Navient Corp.	7.250%	1/25/22	26,965	26,459
	Navient Corp.	6.500%	6/15/22	135,749	130,319
	Navient Corp.	5.500%	1/25/23	33,245	30,752
	Navient Corp.	7.250%	9/25/23	15,065	14,425
	Navient Corp.	6.750%	6/25/25	111,425	103,068
	Navient Corp.	5.000%	3/15/27	6,912	5,823
	Navient Corp.	5.625%	8/1/33	20,629	15,575
3	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	17,625
	Springleaf Finance Corp.	8.250%	12/15/20	5,985	6,022
	Springleaf Finance Corp.	7.750%	10/1/21	30,107	29,844
	Springleaf Finance Corp.	8.250%	10/1/23	14,873	14,613
	Springleaf Finance Corp.	6.125%	3/15/24	44,480	41,700
	Springleaf Finance Corp.	6.875%	3/15/25	4,705	4,440
	Springleaf Finance Corp.	7.125%	3/15/26	117,664	109,869
	Springleaf Finance Corp.	6.625%	1/15/28	13,105	11,549

	Insurance (2.2%)
4,5 Asurion LLC Bank Loan, 1M USD LIBOR +
	3.000%	3.404%	11/3/24	99,567	94,962
	Centene Corp.	4.750%	1/15/25	20,000	20,550

3	Centene Corp.	5.375%	6/1/26	10,000	10,562
3	Centene Corp.	4.250%	12/15/27	54,660	57,256
3	Centene Corp.	4.625%	12/15/29	27,005	29,570
3	Centene Corp.	3.375%	2/15/30	5,490	5,559
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	26,124
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	24,230
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	42,515
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	13,336
	MGIC Investment Corp.	5.750%	8/15/23	23,315	22,557
	Radian Group Inc.	4.500%	10/1/24	73,175	69,791
	Radian Group Inc.	4.875%	3/15/27	36,000	31,950
3	WellCare Health Plans Inc.	5.250%	4/1/25	56,990	58,842
3	WellCare Health Plans Inc.	5.375%	8/15/26	10,000	10,600

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	6.000%	6/1/25	46,060	43,642
3	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	28,225	26,038
					2,067,185
Industrial (80.9%)
	Basic Industry (4.2%)
	CF Industries Inc.	4.950%	6/1/43	5,150	5,240
	CF Industries Inc.	5.375%	3/15/44	10,695	11,069
	Chemours Co.	6.625%	5/15/23	44,094	41,228
	Chemours Co.	7.000%	5/15/25	88,595	83,169
	Chemours Co.	5.375%	5/15/27	31,740	26,781
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,589
	Commercial Metals Co.	5.750%	4/15/26	45,720	45,034
	Commercial Metals Co.	5.375%	7/15/27	20,685	20,064
3	Constellium NV	5.750%	5/15/24	34,862	33,511
3	Constellium NV	6.625%	3/1/25	68,600	65,856
3	Constellium NV	5.875%	2/15/26	31,780	29,397
3,6 CTC BondCo GmbH		5.250%	12/15/25	13,800	13,167
	Graphic Packaging International Inc.	4.125%	8/15/24	23,440	23,440
3	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,116
3	Graphic Packaging International LLC	3.500%	3/15/28	69,910	66,764
3	Novelis Corp.	5.875%	9/30/26	68,673	66,784
3	Novelis Corp.	4.750%	1/30/30	51,958	46,243
3	OCI NV	6.625%	4/15/23	18,672	18,882
3,6 OCI NV		3.125%	11/1/24	31,590	33,818
3	OCI NV	5.250%	11/1/24	67,173	66,837
	Olin Corp.	5.125%	9/15/27	61,215	56,318
	Olin Corp.	5.625%	8/1/29	66,960	60,515
	Olin Corp.	5.000%	2/1/30	35,955	31,640
	PolyOne Corp.	5.250%	3/15/23	4,810	4,990
4,5 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.000%	3.863%	10/1/25	16,984	15,371
4,5 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.000%	3.863%	10/1/25	3,303	2,989
3	Tronox Finance plc	5.750%	10/1/25	9,105	8,103
3	Tronox Inc.	6.500%	4/15/26	101,408	90,760

	Capital Goods (13.0%)
3	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	57,970	58,115
3	American Builders & Contractors Supply Co.
	Inc.	4.000%	1/15/28	28,107	26,702
3	ARD Finance SA	6.500%	6/30/27	18,990	17,756

3	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	135,016	134,341
3	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	51,375	50,091
3,7 Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	6,702
3	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	8/15/27	34,795	33,795
3	Ashtead Capital Inc.	4.125%	8/15/25	46,175	45,482
3	Ashtead Capital Inc.	5.250%	8/1/26	17,715	17,848
3	Ashtead Capital Inc.	4.375%	8/15/27	46,175	45,021
6	Ball Corp.	4.375%	12/15/23	17,385	20,464
6	Ball Corp.	1.500%	3/15/27	73,205	76,264
3	BBA US Holdings Inc.	4.000%	3/1/28	65,710	56,511
3	Beacon Escrow Corp.	4.875%	11/1/25	86,460	76,085
3	Beacon Roofing Supply Inc.	4.500%	11/15/26	6,215	5,935
3	Berry Global Escrow Corp.	5.625%	7/15/27	7,055	7,284
3	Berry Global Inc.	4.500%	2/15/26	60,898	60,137
3	Berry Global Inc.	4.875%	7/15/26	53,380	54,599
3	Bombardier Inc.	8.750%	12/1/21	19,410	16,110
3	Bombardier Inc.	5.750%	3/15/22	27,290	20,877
3	Bombardier Inc.	6.125%	1/15/23	96,319	68,868
3	Bombardier Inc.	7.500%	12/1/24	14,540	9,633
3	Bombardier Inc.	7.500%	3/15/25	47,116	30,390
3	Bombardier Inc.	7.875%	4/15/27	92,285	59,985
3	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,334
3	Cemex SAB de CV	6.125%	5/5/25	101,200	91,160
3	Cemex SAB de CV	7.750%	4/16/26	24,265	22,566
3	Clean Harbors Inc.	4.875%	7/15/27	32,416	33,591
3	Clean Harbors Inc.	5.125%	7/15/29	25,851	26,239
	Crown Americas LLC / Crown Americas
	Capital Corp. IV	4.500%	1/15/23	61,200	62,653
	Crown Americas LLC / Crown Americas
	Capital Corp. V	4.250%	9/30/26	5,254	5,320
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	20,130	20,684
3,6 Crown European Holdings SA		2.875%	2/1/26	51,200	56,320
3	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	123,332
3	Flex Acquisition Co. Inc.	7.875%	7/15/26	6,785	6,514
3	HD Supply Inc.	5.375%	10/15/26	32,211	32,533
3	Herc Holdings Inc.	5.500%	7/15/27	179,337	168,577
3	Jeld-Wen Inc.	4.625%	12/15/25	8,571	7,671
3	Jeld-Wen Inc.	4.875%	12/15/27	2,790	2,462
3	LANXESS AG	6.000%	4/1/24	13,801	12,697
3,6 Loxam SAS		4.250%	4/15/24	5,520	5,613
3	OI European Group BV	4.000%	3/15/23	22,215	21,882
3	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	6,120	6,151
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	73,278
3	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	28,916
3	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	42,577
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	53,805	54,074
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	14,707
3	Sealed Air Corp.	4.000%	12/1/27	16,853	16,600
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,285
3	Silgan Holdings Inc.	4.125%	2/1/28	6,905	6,784
3,6 Silgan Holdings Inc.		2.250%	6/1/28	43,070	45,673

3	Standard Industries Inc.	5.500%	2/15/23	4,269	4,269
3	Standard Industries Inc.	5.375%	11/15/24	65,655	66,312
3	Standard Industries Inc.	6.000%	10/15/25	143,050	147,341
3	Standard Industries Inc.	5.000%	2/15/27	23,785	23,844
3	Standard Industries Inc.	4.750%	1/15/28	26,914	26,510
	TransDigm Inc.	6.500%	7/15/24	144,895	131,130
	TransDigm Inc.	6.500%	5/15/25	44,030	39,187
3	TransDigm Inc.	6.250%	3/15/26	20,000	19,550
	TransDigm Inc.	6.375%	6/15/26	41,650	35,819
3	TransDigm Inc.	5.500%	11/15/27	128,440	107,247
	TransDigm UK Holdings plc	6.875%	5/15/26	5,000	4,306
3,6 Trivium Packaging Finance BV		3.750%	8/15/26	6,095	6,562
3	Trivium Packaging Finance BV	5.500%	8/15/26	21,410	21,945
	United Rentals North America Inc.	4.625%	10/15/25	52,360	51,313
	United Rentals North America Inc.	5.875%	9/15/26	62,210	63,921
	United Rentals North America Inc.	6.500%	12/15/26	55,080	57,008
	United Rentals North America Inc.	5.500%	5/15/27	76,330	77,093
	United Rentals North America Inc.	3.875%	11/15/27	21,920	21,372
	United Rentals North America Inc.	4.875%	1/15/28	60,445	60,445
	United Rentals North America Inc.	5.250%	1/15/30	24,410	24,440
	United Rentals North America Inc.	4.000%	7/15/30	56,075	52,991

	Communication (17.7%)
3,6 Altice Financing SA		2.250%	1/15/25	17,140	17,556
3	Altice Financing SA	7.500%	5/15/26	25,000	26,062
3,6 Altice Financing SA		3.000%	1/15/28	42,930	43,140
3	Altice Financing SA	5.000%	1/15/28	60,560	58,667
3,6 Altice France SA		2.125%	2/15/25	11,415	11,623
3	Altice France SA	7.375%	5/1/26	176,140	184,947
3	Altice France SA	8.125%	2/1/27	600	648
3	Altice France SA	5.500%	1/15/28	6,310	6,357
	Belo Corp.	7.750%	6/1/27	29,475	30,801
	Belo Corp.	7.250%	9/15/27	24,707	24,645
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	5/1/25	77,205	79,135
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	2/15/26	47,140	49,143
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.500%	5/1/26	46,840	48,596
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	5/1/27	8,737	9,065
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	24,255	25,225
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.000%	2/1/28	34,125	35,063
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.500%	8/15/30	49,535	49,907
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.500%	5/1/32	27,410	27,204
	CenturyLink Inc.	5.800%	3/15/22	5,107	5,222
	CenturyLink Inc.	6.750%	12/1/23	23,920	25,176
	CenturyLink Inc.	7.500%	4/1/24	17,708	19,213
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,500
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	5.375%	5/1/47	31,500	37,820
3	Clear Channel Worldwide Holdings Inc.	5.125%	8/15/27	5,208	4,869
	CSC Holdings LLC	6.750%	11/15/21	44,262	46,143

CSC Holdings LLC	5.875%	9/15/22	6,058	6,285
3 CSC Holdings LLC	5.375%	7/15/23	26,366	26,630
3 CSC Holdings LLC	5.500%	5/15/26	142,685	146,966
3 CSC Holdings LLC	5.500%	4/15/27	82,015	84,680
3 CSC Holdings LLC	6.500%	2/1/29	35,323	38,414
DISH DBS Corp.	6.750%	6/1/21	149,820	149,820
DISH DBS Corp.	5.875%	7/15/22	105,934	106,199
DISH DBS Corp.	5.000%	3/15/23	48,242	45,709
DISH DBS Corp.	5.875%	11/15/24	87,950	82,893
DISH DBS Corp.	7.750%	7/1/26	121,605	119,781
Embarq Corp.	7.995%	6/1/36	23,035	23,841
3 Gray Escrow Inc.	7.000%	5/15/27	37,515	37,796
3 Gray Television Inc.	5.125%	10/15/24	77,032	75,684
3 Gray Television Inc.	5.875%	7/15/26	60,725	58,751
3 iHeartCommunications Inc.	4.750%	1/15/28	48,770	42,674
3 Lamar Media Corp.	3.750%	2/15/28	31,890	29,339
3 Lamar Media Corp.	4.000%	2/15/30	24,055	22,101
Level 3 Financing Inc.	5.625%	2/1/23	16,620	16,620
Level 3 Financing Inc.	5.125%	5/1/23	26,380	26,380
Netflix Inc.	4.375%	11/15/26	1,455	1,524
Netflix Inc.	5.875%	11/15/28	4,860	5,467
Nokia Oyj	4.375%	6/12/27	49,355	49,849
3 Outfront Media Capital LLC / Outfront Media
Capital Corp.	5.000%	8/15/27	18,291	17,331
3 Outfront Media Capital LLC / Outfront Media
Capital Corp.	4.625%	3/15/30	67,178	61,636
Quebecor Media Inc.	5.750%	1/15/23	103,907	109,362
3 Sinclair Television Group Inc.	5.625%	8/1/24	15,715	14,458
3 Sinclair Television Group Inc.	5.875%	3/15/26	56,255	48,661
3 Sirius XM Radio Inc.	4.625%	7/15/24	55,185	56,013
3 Sirius XM Radio Inc.	5.375%	4/15/25	9,725	10,017
3 Sirius XM Radio Inc.	5.375%	7/15/26	13,845	14,191
Sprint Capital Corp .	6.875%	11/15/28	44,215	53,279
Sprint Capital Corp.	8.750%	3/15/32	33,969	47,811
Sprint Communications Inc.	6.000%	11/15/22	3,000	3,173
Sprint Corp.	7.250%	9/15/21	5,000	5,244
Sprint Corp.	7.875%	9/15/23	271,614	305,226
Sprint Corp.	7.125%	6/15/24	70,886	79,570
Sprint Corp.	7.625%	2/15/25	53,661	61,844
T-Mobile USA Inc.	6.000%	4/15/24	7,553	7,685
T-Mobile USA Inc.	5.125%	4/15/25	22,338	22,785
T-Mobile USA Inc.	6.500%	1/15/26	6,000	6,322
T-Mobile USA Inc.	4.500%	2/1/26	14,640	15,006
T-Mobile USA Inc.	5.375%	4/15/27	98,340	103,995
Telecom Italia Capital SA	6.375%	11/15/33	12,326	13,281
Telecom Italia Capital SA	6.000%	9/30/34	33,530	34,662
Telecom Italia Capital SA	7.721%	6/4/38	37,725	43,431
3 Telecom Italia SpA / Milano	5.303%	5/30/24	6,555	6,776
3 Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	134,428
Time Warner Cable LLC	5.500%	9/1/41	20,846	24,354
3 UPC Holding BV	5.500%	1/15/28	40,000	38,700
2 Viacom Inc.	5.875%	2/28/57	82,651	76,142
2 Viacom Inc.	6.250%	2/28/57	33,146	32,815
Videotron Ltd.	5.000%	7/15/22	90,178	92,883
3 Videotron Ltd.	5.375%	6/15/24	12,673	13,370
3 Videotron Ltd.	5.125%	4/15/27	1,500	1,568
3 Virgin Media Finance plc	6.000%	10/15/24	58,255	58,765
3 Virgin Media Secured Finance plc	5.500%	8/15/26	32,022	33,223

3	Virgin Media Secured Finance plc	5.500%	5/15/29	23,280	24,269
3	VTR Finance BV	6.875%	1/15/24	79,760	78,863
3	WMG Acquisition Corp.	5.000%	8/1/23	26,706	26,840
3	WMG Acquisition Corp.	4.875%	11/1/24	72,596	72,959
3	WMG Acquisition Corp.	5.500%	4/15/26	90,226	92,031
3,6 WMG Acquisition Corp.		3.625%	10/15/26	7,030	7,751
3	Ziggo BV	5.500%	1/15/27	45,254	45,876
3	Ziggo BV	4.875%	1/15/30	57,980	57,400

	Consumer Cyclical (13.1%)
3	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	134,134	133,799
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	125,640	125,954
3	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	46,435
3	Adient Global Holdings Ltd.	4.875%	8/15/26	100,692	75,016
3	Adient US LLC	7.000%	5/15/26	17,845	17,756
3	Asbury Automotive Group Inc.	4.500%	3/1/28	1,224	1,013
3	Asbury Automotive Group Inc.	4.750%	3/1/30	4,147	3,473
4,5 Bass Pro Group, LLC Bank Loan, 3M USD
	LIBOR + 5.000%	6.072%	12/15/23	62,736	52,040
	Boyd Gaming Corp.	6.000%	8/15/26	5,345	4,811
3	Boyd Gaming Corp.	4.750%	12/1/27	128,570	110,731
3	Carnival Corp.	11.500%	4/1/23	41,760	43,639
3	Cedar Fair LP	5.250%	7/15/29	55,656	47,308
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	24,169
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	15,675	14,656
3	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	217,848	170,466
	Dana Holding Corp.	5.500%	12/15/24	26,269	24,693
	Delta Merger Sub Inc.	6.000%	9/15/26	54,230	54,433
3	FirstCash Inc.	5.375%	6/1/24	31,845	31,925
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	4,851
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	55,075	54,765
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	39,952
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	7,320
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	21,102	18,042
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	15,195	13,106
3	Hanesbrands Inc.	4.625%	5/15/24	16,770	16,770
3	Hanesbrands Inc.	5.375%	5/15/25	23,690	23,690
3	Hanesbrands Inc.	4.875%	5/15/26	83,594	84,012
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	65,968
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	81,320	80,100
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/30	17,690	16,894
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	101,976
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	62,776
3	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	19,916
	KB Home	7.000%	12/15/21	7,325	7,581
	KB Home	7.500%	9/15/22	6,935	7,403
	KB Home	7.625%	5/15/23	41,775	43,864
	KB Home	4.800%	11/15/29	14,585	13,564
3	KFC Holding Co. / Pizza Hut Holdings LLC /
	Taco Bell of America LLC	5.000%	6/1/24	64,095	65,457
3	KFC Holding Co. / Pizza Hut Holdings LLC /
	Taco Bell of America LLC	5.250%	6/1/26	29,156	29,958

3	KFC Holding Co. / Pizza Hut Holdings LLC /
	Taco Bell of America LLC	4.750%	6/1/27	32,810	33,548
	Lennar Corp.	4.125%	1/15/22	27,575	27,678
	Lennar Corp.	4.875%	12/15/23	21,825	22,316
	Lennar Corp.	4.500%	4/30/24	112,404	114,652
	Lennar Corp.	5.875%	11/15/24	4,860	5,115
	Lennar Corp.	5.250%	6/1/26	9,460	9,791
	Lennar Corp.	5.000%	6/15/27	42,955	44,136
	Lennar Corp.	4.750%	11/29/27	34,610	35,735
3,6 LHMC Finco Sarl		6.250%	12/20/23	46,210	41,637
3	LHMC Finco Sarl	7.875%	12/20/23	66,800	55,110
3	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,522
3	Lithia Motors Inc.	4.625%	12/15/27	66,275	62,299
	Meritage Homes Corp.	5.125%	6/6/27	7,825	7,590
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	5.625%	5/1/24	5,000	5,069
	MGM Resorts International	6.000%	3/15/23	12,554	12,209
	MGM Resorts International	5.750%	6/15/25	32,801	31,448
	MGM Resorts International	5.500%	4/15/27	16,308	14,983
3	Nordstrom Inc.	8.750%	5/15/25	6,695	7,169
3	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	6.250%	5/15/26	31,932	32,012
3	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	26,491	22,451
4,5 Panther BF Aggregator Bank Loan, 3M USD
	LIBOR + 3.500%	3.904%	4/30/26	25,746	23,203
3	Party City Holdings Inc.	6.125%	8/15/23	6,000	578
3	PetSmart Inc.	5.875%	6/1/25	66,510	66,843
	PulteGroup Inc.	5.500%	3/1/26	64,565	68,681
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,477
	Service Corp. International	4.625%	12/15/27	27,935	28,424
	Service Corp. International	5.125%	6/1/29	44,190	45,958
3	Speedway Motorsports LLC / Speedway
	Funding II Inc.	4.875%	11/1/27	20,000	16,600
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,395
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	9,975
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,739
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	69,052
	Toll Brothers Finance Corp.	3.800%	11/1/29	61,775	57,648
	Under Armour Inc.	3.250%	6/15/26	4,000	3,610
3	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,048	50,265
3	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	14,623
3	William Lyon Homes Inc.	5.875%	1/31/25	42,115	38,956
3	WW International Inc.	8.625%	12/1/25	4,620	4,585
3	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	117,416	104,500
3	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	50,492	43,044
3	Yum Brands Inc.	4.750%	1/15/30	32,945	33,604
3	Yum Brands Inc.	7.750%	4/1/25	5,165	5,656

	Consumer Noncyclical (13.9%)
3	Aramark Services Inc.	5.000%	4/1/25	54,020	52,399
	Aramark Services Inc.	4.750%	6/1/26	48,420	46,241
3	Aramark Services Inc.	5.000%	2/1/28	104,545	100,625
3	Avantor Inc.	6.000%	10/1/24	29,860	31,353
	B&G Foods Inc.	5.250%	4/1/25	60,337	61,091

	B&G Foods Inc.	5.250%	9/15/27	43,975	44,635
3	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	19,188
3	Bausch Health Cos. Inc.	7.000%	3/15/24	3,000	3,098
3	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	52,967
3	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	18,692
3	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	41,400
3	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,056
3	Bausch Health Cos. Inc.	5.250%	1/30/30	37,725	37,348
3	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	21,695
3,6 Catalent Pharma Solutions Inc.		2.375%	3/1/28	45,735	46,542
3	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	111,020	109,632
3	Charles River Laboratories International Inc.	5.500%	4/1/26	19,978	20,777
3	Charles River Laboratories International Inc.	4.250%	5/1/28	12,490	12,599
	CHS/Community Health Systems Inc.	6.250%	3/31/23	122,145	114,816
3,6 Darling Global Finance BV		3.625%	5/15/26	12,945	14,108
3	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,382
3,6 Diamond BC BV		5.625%	8/15/25	102,750	88,528
3	Endo DAC / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	64,855	46,371
3	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	91,343	68,507
3	Energizer Holdings Inc.	6.375%	7/15/26	22,455	23,073
4,5 Froneri Intenational Limited Bank Loan, 1M
	USD LIBOR + 2.250%	2.250%	1/29/27	9,668	8,943
4,5 Froneri Intenational Limited Bank Loan, 1M
	USD LIBOR + 2.250%	2.250%	1/29/27	21,247	19,653
4,5 Froneri International Limited Bank Loan, 1M
	USD LIBOR + 5.750%	5.750%	1/31/28	9,391	8,780
3,6 Grifols SA		1.625%	2/15/25	27,965	29,862
3,6 Grifols SA		2.250%	11/15/27	42,955	45,832
	HCA Inc.	5.875%	5/1/23	35,722	38,312
	HCA Inc.	5.375%	2/1/25	11,655	12,529
	HCA Inc.	7.690%	6/15/25	4,510	5,051
	HCA Inc.	5.875%	2/15/26	110,595	123,590
	HCA Inc.	5.625%	9/1/28	12,585	13,938
	HCA Inc.	5.875%	2/1/29	39,095	44,959
	HCA Inc.	3.500%	9/1/30	198,570	190,379
3	IQVIA Inc.	5.000%	5/15/27	59,182	60,810
3,6 IQVIA Inc.		2.250%	1/15/28	41,670	44,307
	Kraft Heinz Foods Co.	4.625%	1/30/29	4,180	4,372
3	Kraft Heinz Foods Co.	3.750%	4/1/30	35,725	36,262
	Kraft Heinz Foods Co.	5.200%	7/15/45	24,240	24,857
4,5 Lands' End, Inc. Bank Loan, 3M USD LIBOR
	+ 3.250%	4.250%	3/12/21	61,651	47,817
3	Mattel Inc.	6.750%	12/31/25	12,530	12,718
3	Mattel Inc.	5.875%	12/15/27	38,880	38,005
3	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	47,602
3	Performance Food Group Inc.	6.875%	5/1/25	6,645	6,745
3	Performance Food Group Inc.	5.500%	10/15/27	78,746	74,415
3	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	68,376
3	Post Holdings Inc.	5.000%	8/15/26	117,433	116,993
3	Post Holdings Inc.	5.750%	3/1/27	27,091	27,734
3	Post Holdings Inc.	5.625%	1/15/28	90,650	92,236
3	Post Holdings Inc.	5.500%	12/15/29	16,000	16,080
3	Post Holdings Inc.	4.625%	4/15/30	69,934	68,535
3,6 Q-Park Holding I BV		1.500%	3/1/25	27,380	26,903
3,6 Q-Park Holding I BV		2.000%	3/1/27	35,245	34,700

3	Quintiles IMS Inc.	5.000%	10/15/26	46,310	47,699
	Revlon Consumer Products Corp.	6.250%	8/1/24	65,510	11,792
4,5 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	4.950%	9/7/23	67	26
4,5 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.113%	9/7/23	5,921	2,326
4,5 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.113%	9/7/23	19,725	7,749
	Sysco Corp.	5.950%	4/1/30	14,395	16,899
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,527
3	Tenet Healthcare Corp.	4.625%	9/1/24	11,060	10,867
3	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,448
3	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	8,841
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	12,361
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	12,645	11,633
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	10,000	9,675
	Teva Pharmaceutical Finance Netherlands III
	BV	3.150%	10/1/26	94,130	81,893
	Teva Pharmaceutical Finance Netherlands III
	BV	6.750%	3/1/28	109,990	113,290
	Teva Pharmaceutical Finance Netherlands III
	BV	4.100%	10/1/46	19,190	14,776
3	TreeHouse Foods Inc.	6.000%	2/15/24	60,000	61,350
3	Valeant Pharmaceuticals International Inc. 9.000%		12/15/25	26,760	29,035
3	Valeant Pharmaceuticals International Inc. 8.500%		1/31/27	48,400	52,756
3	VRX Escrow Corp.	6.125%	4/15/25	154,710	156,451
3	West Street Merger Sub Inc.	6.375%	9/1/25	107,245	100,542

	Energy (7.2%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	47,848
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	47,965
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	21,659	21,876
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	54,170	55,118
3	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.125%	11/15/22	39,736	32,981
3	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.625%	7/15/26	24,310	16,288
3	Buckeye Partners LP	4.125%	3/1/25	30,350	28,074
3	Buckeye Partners LP	4.500%	3/1/28	61,806	55,625
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	28,475
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	40,257
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	36,885	37,023
3	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	35,562
3	Chesapeake Energy Corp.	11.500%	1/1/25	89,775	2,469
	Continental Resources Inc.	5.000%	9/15/22	41,380	38,897
	Continental Resources Inc.	4.375%	1/15/28	13,773	10,536
	Continental Resources Inc.	4.900%	6/1/44	40,587	28,208
3	DCP Midstream Operating LP	4.750%	9/30/21	26,924	25,376
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	33,895
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	26,390
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	14,523
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	12,331
	EQM Midstream Partners LP	4.750%	7/15/23	32,575	30,620

	EQM Midstream Partners LP	4.000%	8/1/24	13,880	12,423
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	13,831
	EQT Corp.	3.000%	10/1/22	13,375	12,506
	EQT Corp.	6.125%	2/1/25	4,855	4,612
	EQT Corp.	3.900%	10/1/27	4,925	4,137
	EQT Corp.	7.000%	2/1/30	23,887	22,573
	Matador Resources Co.	5.875%	9/15/26	60,090	30,045
3	MEG Energy Corp.	7.000%	3/31/24	22,410	15,799
3	MEG Energy Corp.	6.500%	1/15/25	81,311	65,455
3	Noble Holding International Ltd.	7.875%	2/1/26	15,185	3,531
3	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	42,585	37,475
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	5,993
3	Parsley Energy LLC / Parsley Finance Corp.	4.125%	2/15/28	14,630	12,143
	QEP Resources Inc.	5.375%	10/1/22	42,485	14,445
	QEP Resources Inc.	5.250%	5/1/23	37,925	12,895
3	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	33,387
3	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	11,798
	SM Energy Co.	6.125%	11/15/22	26,015	9,886
	SM Energy Co.	5.000%	1/15/24	69,110	21,770
	SM Energy Co.	5.625%	6/1/25	54,040	15,131
	SM Energy Co.	6.750%	9/15/26	17,855	4,553
	SM Energy Co.	6.625%	1/15/27	9,500	2,565
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	57,680	55,805
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	70,065
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	66,918
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	17,418
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	65,577	50,494
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	9/15/24	24,498	18,618
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	84,770	57,644
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	4.250%	11/15/23	14,295	13,008
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.125%	2/1/25	10,000	9,000
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.375%	2/1/27	5,340	4,566
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	32,470	29,710
2,3 Transocean Guardian Ltd.		5.875%	1/15/24	48,825	37,595
3	Transocean Inc.	7.250%	11/1/25	10,000	3,700
3	Transocean Inc.	8.000%	2/1/27	6,795	2,582
2,3 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	19,520	17,177
2,3 Transocean Pontus Ltd.		6.125%	8/1/25	34,396	27,861
2,3 Transocean Proteus Ltd.		6.250%	12/1/24	24,214	20,461
3	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	62,530	33,141
	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	10,623
	WPX Energy Inc.	5.250%	9/15/24	107,100	95,854
	WPX Energy Inc.	5.750%	6/1/26	11,975	10,658

	Other Industrial (0.7%)
3	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	105,790	78,285
4,5 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	3.766%	8/1/24	1,641	1,540
4,5 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	3.766%	8/1/24	4,004	3,757

4,5 Core & Main LP Bank Loan, 3M USD LIBOR
	+ 3.000%	4.330%	8/1/24	3,646	3,421
3	KAR Auction Services Inc.	5.125%	6/1/25	79,923	68,134

	Technology (11.1%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,286
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	91,631
	CDK Global Inc.	5.000%	10/15/24	6,015	6,241
	CDK Global Inc.	5.875%	6/15/26	29,700	30,665
	CDK Global Inc.	4.875%	6/1/27	32,732	32,650
3	CDK Global Inc.	5.250%	5/15/29	26,475	27,004
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	12,817
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	53,645	54,181
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	32,036
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	77,530
3	Dun & Bradstreet Corp.	6.875%	8/15/26	27,734	29,190
4,5 Dun & Bradstreet Corp. Bank Loan, 1M USD
	LIBOR + 4.000%	4.487%	2/8/26	103,345	96,584
3	Entegris Inc.	4.625%	2/10/26	5,000	5,025
3	Entegris Inc.	4.375%	4/15/28	67,165	67,249
6	Equinix Inc.	2.875%	2/1/26	102,180	112,839
3	Fair Isaac Corp.	4.000%	6/15/28	2,480	2,455
4,5 Grizzly Acquisitions Inc. Bank Loan, 3M USD
	LIBOR + 3.250%	4.683%	10/1/25	23,345	18,695
	Infor US Inc.	6.500%	5/15/22	98,980	98,980
3	Iron Mountain Inc.	4.375%	6/1/21	14,300	14,300
	Iron Mountain Inc.	5.750%	8/15/24	32,364	31,879
3	Iron Mountain Inc.	4.875%	9/15/27	26,970	26,296
3	Iron Mountain Inc.	4.875%	9/15/29	67,770	64,890
3	MSCI Inc.	5.750%	8/15/25	42,816	44,743
3	MSCI Inc.	4.750%	8/1/26	10,330	10,782
3	MSCI Inc.	5.375%	5/15/27	28,181	30,224
3	MSCI Inc.	4.000%	11/15/29	88,330	92,305
3	MSCI Inc.	3.625%	9/1/30	15,765	15,923
	Nokia Oyj	6.625%	5/15/39	125,939	135,070
3	Open Text Corp.	5.875%	6/1/26	87,385	90,662
3	Open Text Corp.	3.875%	2/15/28	91,090	88,357
3	Open Text Corp.	4.125%	2/15/30	90,315	87,831
	Pitney Bowes Inc.	4.625%	5/15/22	11,964	10,409
	Pitney Bowes Inc.	5.700%	4/1/23	36,151	28,559
3	Presidio Holdings Inc.	8.250%	2/1/28	44,820	44,260
3	PTC Inc.	3.625%	2/15/25	11,460	11,317
3	PTC Inc.	4.000%	2/15/28	15,620	15,308
	Qorvo Inc.	5.500%	7/15/26	92,105	96,710
3	Qorvo Inc.	4.375%	10/15/29	81,508	81,100
3	Sensata Technologies BV	4.875%	10/15/23	10,000	10,062
3	Sensata Technologies BV	5.625%	11/1/24	19,290	19,507
3	Sensata Technologies BV	5.000%	10/1/25	52,750	52,354
3	Sensata Technologies Inc.	4.375%	2/15/30	27,765	26,967
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	51,134
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.154%	4/16/25	19,408	18,659
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.154%	4/16/25	27,199	26,140
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 1.750%	2.154%	4/16/25	18,737	17,972
3	SS&C Technologies Inc.	5.500%	9/30/27	124,721	128,463
	Symantec Corp.	3.950%	6/15/22	11,455	11,627

3 Symantec Corp.	5.000%	4/15/25	132,140	133,461
Western Digital Corp.	4.750%	2/15/26	99,381	101,369
3 WEX Inc.	4.750%	2/1/23	1,000	965
Xerox Corp.	4.125%	3/15/23	71,975	71,615
Xerox Corp.	4.800%	3/1/35	29,269	24,952
Xerox Corp.	6.750%	12/15/39	25,566	24,735

Transportation (0.0%)
Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	8,660	5,716
				18,898,122
Utilities (1.5%)
Electric (1.5%)
AES Corp.	4.500%	3/15/23	59,805	59,805
AES Corp.	4.875%	5/15/23	21,494	21,494
AES Corp.	5.500%	4/15/25	5,475	5,612
AES Corp.	6.000%	5/15/26	6,940	7,287
AES Corp.	5.125%	9/1/27	33,610	34,912
AES Corp.	4.000%	3/15/21	20,000	19,950
3 NextEra Energy Operating Partners LP	4.250%	7/15/24	23,229	23,461
3 NextEra Energy Operating Partners LP	4.250%	9/15/24	38,850	39,433
3 NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	103,050
3 NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	24,820
				339,824
Total Corporate Bonds (Cost $22,760,797)				21,305,131
Sovereign Bonds (0.6%)
3 DAE Funding LLC	4.000%	8/1/20	5,945	5,841
3 DAE Funding LLC	5.250%	11/15/21	26,185	23,697
3 DAE Funding LLC	4.500%	8/1/22	52,168	46,430
3 DAE Funding LLC	5.750%	11/15/23	2,500	2,237
3 DAE Funding LLC	5.000%	8/1/24	80,610	71,340
Total Sovereign Bonds (Cost $170,336)				149,545
			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)			4,743,200	107,433
Common Stocks (0.0%)
Utilities (0.0%)
§ Homer City Generation LP (Cost $41,520)			2,020,431	11,557
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (2.6%)
Repurchase Agreements (1.6%)
Bank of America Securities, LLC (Dated
4/30/2020, Repurchase Value $18,700,000,
Government National Mortgage Assn.,
3.000%–4.000%, 6/20/48–2/20/50, with a
value of $19,074,000)	0.040%	5/1/20	18,700	18,700
Credit Agricole Securities (Dated 4/30/2020,
Repurchase Value $151,800,000,
collateralized by U.S. Treasury Note/Bond,
2.750%, 8/31/25, with a value of
$154,836,000)	0.020%	5/1/20	151,800	151,800

JP Morgan Securities LLC (Dated 4/30/2020,
Repurchase Value $51,600,000,
collateralized by U.S. Treasury Note/Bond,
2.375%, 5/15/29, with a value of
$52,632,000)	0.020%	5/1/20	51,600	51,600
RBC Capital Markets LLC (Dated 4/30/2020,
Repurchase Value $105,000,000,
collateralized by Federal National Mortgage
Assn., 3.500%–5.500%, 6/1/38–4/1/50, with
a value of $107,100,000)	0.030%	5/1/20	105,000	105,000
TD Securities (USA) LLC (Dated 4/30/2020,
Repurchase Value $43,100,000,
collateralized by Federal Home Loan
Mortgage Assn., 2.500%, 4/1/50, with a
value of $43,962,000)	0.040%	5/1/20	43,100	43,100
				370,200
U.S. Government and Agency Obligations (1.0%)
United States Treasury Bill	0.053—0.060%	2/25/21	250,000	249,668
Total Temporary Cash Investments (Cost $620,081)				619,868
Total Investments (98.7%) (Cost $24,569,998)				23,052,097
Other Assets and Liabilities -Net (1.3%)				294,414
Net Assets (100%)				23,346,511

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $7,736,000 have been segregated as collateral for open over-the-counter swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $11,685,864,000, representing 50.1% of net assets.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30,
2020, the aggregate value of these securities was $470,627,000, representing 2.0% of net assets.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Face amount denominated in euro.
7 Face amount denominated in British pounds.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End
Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	5/29/20	USD	835,993	EUR	770,994	—	(9,388)
Barclays Bank plc	5/29/20	USD	4,269	GBP	3,455	—	(83)
						—	(9,471)

EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)[1]	($000)	($000)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	202,430	5.000	14,525	11,766	2,759	—
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	100,000	5.000	7,175	2,700	4,475	—
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	55,000	5.000	3,947	3,025	922	—
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	55,000	5.000	3,947	3,094	853	—
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	50,000	5.000	3,588	4,300	—	(712)
CDX-NA-HY-
BB-S33-V1	6/20/25	GSI	50,000	5.000	3,588	3,736	—	(148)
CDX-NA-HY-
BB-S33-V1	6/20/25	JPMC	50,000	5.000	3,587	4,062	—	(475)
Total					40,357	32,683	9,009	(1,335)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$34,739,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.
The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	858,563	—	858,563
Corporate Bonds	—	21,305,131	—	21,305,131
Sovereign Bonds	—	149,545	—	149,545
Preferred Stocks	—	107,433	—	107,433
Common Stocks	—	—	11,557	11,557
Temporary Cash Investments	—	619,868	—	619,868
Total	—	23,040,540	11,557	23,052,097
Derivative Financial Instruments
Assets
Swap Contracts	—	9,009	—	9,009
Liabilities
Forward Currency Contracts	—	9,471	—	9,471
Swap Contracts	—	1,335	—	1,335
Total	—	10,806	—	10,806